SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Line Items]
Less: accumulated amortization	$ (25,863)	$ (9,048)
Intangible assets, net	140,070	152,901
Software Development [Member]
Property, Plant and Equipment [Line Items]
Software	$ 165,933	$ 161,949